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                                                      UNITED STATES
                                            SECURITIES AND EXCHANGE COMMISSION
                                                  Washington, D.C. 20549

                                                         FORM 13F-HR/A

                                                   FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 6, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 27, 2003.

Report for the Calendar Year or Quarter Ended:       June 30, 2002

Check here if Amendment  [x];  Amendment Number:   2
  This Amendment (Check only one.) :
                                               [  ]  is a restatement.
                                               [x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               DMG Advisors LLC
Address:                            53 Forest Ave, Suite 202
                                    Old Greenwich, CT  06870
Form 13F File Number:      Unassigned.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas McAuley

Title:            Chief Investment Officer

Phone:            203-967-5700

Signature, Place, and Date of Signing:

/S/Thomas McAuley         Old Greenwich, Connecticut              March 6, 2003
 Thomas McAuley              City, State                               Date

Note: The previous 13F-HR/A was transcribed incorrectly during the edgarizing process.

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                                  FORM 13F-HR/A SUMMARY PAGE



Number of Other Included Managers:  0

Form 13F Information Table Entry Total:      75 Items

Form 13F Information Table Value Total:     $ 250,963.61 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE
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
                                                               Value      SHARE OR      SH/PRN    Investment     Other      Voting
                                                                             PRN
       Name of Issuer              Title of      Cusip       (x$1000)     Amount      PUT/CALL   Discretion    Managers   Authority
                                    Class
--------------------------------- ---------- ------------- ----------- ------------ ----------- ------------ ----------- ----------
ADELPHIA BUS SOL                       CL A       006847 10 7   0.88             79,694  SH          DEFINED      N/A         SHARED
AKSYS LTD                              COM        010196 10 3   1,459.35        211,500  SH          DEFINED      N/A         SHARED
Alliance Pharmaceutical                COM        018773 30 9   227.23          146,600  SH          DEFINED      N/A         SHARED
ALLIANT TECHSYS                        COM        018804 10 4   5,378.28         84,299  SH          DEFINED      N/A         SHARED
ALLOY INC                              COM        019855 10 5   21,980.61     1,522,203  SH          DEFINED      N/A         SHARED
ALTEON INC                             COM        02144G 10 7   214.86          104,300  SH          DEFINED      N/A         SHARED
AMER AXLE & MFG                        COM        024061 10 3   3,928.65        132,100  SH          DEFINED      N/A         SHARED
ANHEUSER BUSCH                         COM        035229 10 3   4,000.00         80,000  SH          DEFINED      N/A         SHARED
APHTON CORP                            COM        03759P 10 1   49.11             6,548  SH          DEFINED      N/A         SHARED
APPLE COMPUTER                         COM        037833 10 0   886.00           50,000  SH          DEFINED      N/A         SHARED
ARTISTDIRECT INC                       COM        04315D 40 0   1,015.55        106,900  SH          DEFINED      N/A         SHARED
AUTOZONE INC                           COM        053332 10 2   7,498.10         97,000  SH          DEFINED      N/A         SHARED
AVENUE A INC                           COM        053566 10 5   1,530.80        430,000  SH          DEFINED      N/A         SHARED
AVI BIOPHARMA                          COM        002346 10 4   392.00          133,334  SH          DEFINED      N/A         SHARED
BALL CORP                              COM        058498 10 6   4,878.05        117,600  SH          DEFINED      N/A         SHARED
BEMA GOLD CORP                         COM        08135F 10 7   268.00          200,000  SH          DEFINED      N/A         SHARED
BEST BUY CO INC                        COM        086516 10 1   5,989.50        165,000  SH          DEFINED      N/A         SHARED
BROOKTROUT INC                         COM        114580 10 3   684.00          120,000  SH          DEFINED      N/A         SHARED
CAN NATL RAILWAY                       COM        136375 10 2   5,698.00        110,000  SH          DEFINED      N/A         SHARED
CHAMPPS ENTERTAINMENT INC              COM        158787 10 1   1,957.26        160,300  SH          DEFINED      N/A         SHARED
CHESAPEAKE ENERG                       COM        165167 10 7   1,447.92        201,100  SH          DEFINED      N/A         SHARED
CINERGY CORP                           COM        172474 10 8   2,519.30         70,000  SH          DEFINED      N/A         SHARED
CROWN CORK&SEAL CO INC                 COM        228255 10 5   1,815.25        265,000  SH          DEFINED      N/A         SHARED
CSK AUTO CORP                          COM        125965 10 3   3,675.98        263,700  SH          DEFINED      N/A         SHARED
DAVITA INC                             COM        23918K 10 8   5,318.80        223,479  SH          DEFINED      N/A         SHARED
DOMINION RES INC                       COM        25746U 10 9   3,972.00         60,000  SH          DEFINED      N/A         SHARED
DOW CHEMICAL                           COM        260543 10 3   1,031.40         30,000  SH          DEFINED      N/A         SHARED
EMCOR GROUP INC                        COM        29084Q 10 0   7,044.00        120,000  SH          DEFINED      N/A         SHARED
ENTREMED                               COM        29382F 10 3   495.19          161,300  SH          DEFINED      N/A         SHARED
EXPRESSJET HLDGS                       COM        30218U 10 8   2,740.50        210,000  SH          DEFINED      N/A         SHARED
GENCORP INC                            COM        368682 10 0   2,209.35        154,500  SH          DEFINED      N/A         SHARED
GENERAL DYNAMICS CORP                  COM        369550 10 8   6,381.00         60,000  SH          DEFINED      N/A         SHARED
GLOBAL LIGHT TEL                       COM        37934X 10 0   23.61           337,300  SH          DEFINED      N/A         SHARED
HCA INC                                COM        404119 10 9   3,325.00         70,000  SH          DEFINED      N/A         SHARED
HEALTHCARE SERVS                       COM        421906 10 8   1,815.38        117,500  SH          DEFINED      N/A         SHARED
IMPAX LABS INC                         COM        45256B 10 1   1,295.32        172,940  SH          DEFINED      N/A         SHARED
INGERSOLL-RAND-A                       CL A       456866 10 2   1,826.40         40,000  SH          DEFINED      N/A         SHARED
INNKEEPERS USA                         COM        4576J0 10 4   2,495.59        260,500  SH          DEFINED      N/A         SHARED
INTERGRAPH CORP COM                    COM        458683 10 9   2,441.63        140,000  SH          DEFINED      N/A         SHARED
INTERTRUST TECH                        COM        46113Q 10 9   10,497.75     3,487,623  SH          DEFINED      N/A         SHARED
INVISION TECH                          COM        461851 10 7   4,397.12        182,000  SH          DEFINED      N/A         SHARED
JAN 04 PUTS ON AAPL US @ 20            PUT        037833 95 0   3.00                550  PUT         DEFINED      N/A         SHARED
KANA SORTWARE                          COM        483600 10 2   300.00           75,000  SH          DEFINED      N/A         SHARED
KRISPY KREME DOUGHNUTS INC             COM        501014 10 4   4,506.60        140,000  SH          DEFINED      N/A         SHARED
LADENBURG THALMA                       COM        50575Q 10 2   4.21             14,040  SH          DEFINED      N/A         SHARED
LENNAR CORP                            COM        526057 10 4   5,508.00         90,000  SH          DEFINED      N/A         SHARED
MARTEK BIOSCIENCES                     COM        572901 10 6   1,046.00         50,000  SH          DEFINED      N/A         SHARED
MASCO CORP                             COM        574599 10 6   1,626.60         60,000  SH          DEFINED      N/A         SHARED
MERRILL LYNCH                          COM        590188 10 8   10,327.50       255,000  SH          DEFINED      N/A         SHARED
NEW YORK COMMUNITY BANCORP             COM        649445 10 3   1,355.00         50,000  SH          DEFINED      N/A         SHARED
NOBLE ENERGY INC.                      COM        655044 10 5   6,849.50        190,000  SH          DEFINED      N/A         SHARED
NORTHROP GRUMMAN CORP                  COM        666807 10 2   8,125.00         65,000  SH          DEFINED      N/A         SHARED
OFFSHORE LOGIST                        COM        676255 10 2   716.70           30,000  SH          DEFINED      N/A         SHARED
OMI CORP                               COM        Y6476W 10 4   830.25          202,500  SH          DEFINED      N/A         SHARED
ORTEC INTERNATIONAL                    COM        68749B 10 4   250.00          250,000  SH          DEFINED      N/A         SHARED
PEABODY ENERGY                         COM        704549 10 4   2,971.50        105,000  SH          DEFINED      N/A         SHARED
PETSMART INC                           COM        716768 10 6   2,726.80        170,000  SH          DEFINED      N/A         SHARED
PLUM CREEK TIMBR                       COM        729251 10 8   3,070.00        100,000  SH          DEFINED      N/A         SHARED
PRIDE INTL INC                         COM        74153Q 10 2   7,047.00        450,000  SH          DEFINED      N/A         SHARED
PRIORITY HEALTHC                       COM        74264T 10 2   4,958.50        211,000  SH          DEFINED      N/A         SHARED
RADIO ONE-CL D                 CL D NON VTG       75040P 40 5   594.80           40,000  SH          DEFINED      N/A         SHARED
SAFLINK CORP                           COM        786578 30 2   12,236.61     4,894,645  SH          DEFINED      N/A         SHARED
STILLWATER MINING CO                   COM        86074Q 10 2   3,452.30        214,200  SH          DEFINED      N/A         SHARED
TENET HEALTHCARE                       COM        88033G 10 0   6,439.50         90,000  SH          DEFINED      N/A         SHARED
TRAFFIX INC                            COM        892721 10 1   2,734.20        558,000  SH          DEFINED      N/A         SHARED
UNIVERSAL COMPRE                       COM        913431 10 2   918.82           38,300  SH          DEFINED      N/A         SHARED
USA EDUCATION                          COM        78442P 10 6   8,721.00         90,000  SH          DEFINED      N/A         SHARED
VERSICOR INC                           COM        925314 10 6   322.80           24,000  SH          DEFINED      N/A         SHARED
VIROLOGIC INC                          COM        92823R 20 1   1,805.45        644,803  SH          DEFINED      N/A         SHARED
WEIGHT WATCHERS                        COM        948626 10 6   5,647.20        130,000  SH          DEFINED      N/A         SHARED
WESTERN GAS RES                        COM        958259 10 3   2,632.96         70,400  SH          DEFINED      N/A         SHARED
WESTMORELAND COA                       COM        960878 10 6   2,728.61        215,700  SH          DEFINED      N/A         SHARED
WEYERHAEUSER CO                        COM        962166 10 4   3,192.50         50,000  SH          DEFINED      N/A         SHARED
WIRE ONE TECH                          COM        976521 10 4   1,403.00        701,500  SH          DEFINED      N/A         SHARED
WRIGLEY (WM.) JR                       COM        982526 10 5   1,107.00         20,000  SH          DEFINED      N/A         SHARED

Total                                                          250,963.61    20,973,958

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